Annual Total Returns- DWS CROCI US VIP (Class B) [BarChart] - Class B - DWS CROCI US VIP - Class B	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.36%)	9.44%	30.54%	10.36%	(7.16%)	(4.62%)	22.45%	(10.71%)	32.49%	(12.41%)